ADDITIONAL INFORMATION ON CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2024
ADDITIONAL INFORMATION ON CASH FLOWS
Schedule of reconciliation of cash flow financing activities

		Cash flows from financing activities		Cash flows from operating activities	Financing activities not involving cash and cash equivalents
	Balance on 12.31.2023	Additions	Write-offs (payments)	Write-offs (payments)	Financial charges, fair value, monetary and exchange rate updates, write-offs and reversals	Additions (cancellations) of leases contracts	Business combination	Interim and unclaimed dividends and interest on equity	Balance on 12.31.2024
Interim dividends and interest on equity	2,247,884	—	(2,532,399)	—	—	—	—	2,521,605	2,237,090
Financing - Other creditors	30,025	83,084	—	(8,323)	12,357	—	—	—	117,143
Leases	13,596,039	—	(3,081,545)	(1,600,192)	1,630,993	4,701,311	—	—	15,246,606
Debentures	3,721,589	—	—	(443,423)	417,048	—	—	—	3,695,214
Financing - Liabilities for the acquisition of a company	88,888	—	(22,927)	(3,862)	7,458	—	163,792	—	233,349
Financing - 5G Licences	1,300,686	—	(331,687)	(18,616)	54,587	—	—	—	1,004,970
Financing - Tax Refinancing and Amnesty Program	—	—	(58,130)	(3,605)	21,443	484,654	—	—	444,362
Financing - Financial institutions	—	—	(750)	—	73	—	5,563	—	4,886
Derivative financial instruments	9,415	—	54,331	3,463	(73,304)	—	—	—	(6,095)
Total	20,994,526	83,084	(5,973,107)	(2,074,558)	2,070,655	5,185,965	169,355	2,521,605	22,977,525

		Cash flows from financing activities		Cash flows from operating activities	Financing activities not involving cash and cash equivalents
	Balance on 12.31.2022	Additions	Write-offs (payments)	Write-offs (payments)	Financial charges, foreign exchange variation	Additions (cancellations) of leases contracts and supplier financing	Business combination	Interim and unclaimed dividends and interest on equity	Balance on 12.31.2023
Interim dividends and interest on equity	3,187,417	—	(3,832,612)	—	—	—	—	2,893,079	2,247,884
Loans and financing / Other creditors	1,073,090	30,025	(1,056,060)	(34,236)	17,206	—	—	—	30,025
Leases	12,032,603	—	(2,754,909)	(1,481,392)	1,392,570	4,407,167	—	—	13,596,039
Debentures	3,736,833	—	—	(501,765)	486,521	—	—	—	3,721,589
Financing - Liabilities for the acquisition of a company	615,299	—	(24,038)	(4,973)	38,070	(561,285)	25,815	—	88,888
Financing - 5G Licences	1,843,971	—	(616,936)	(31,912)	105,563	—	—	—	1,300,686
Derivative financial instruments	6,118	—	(107,714)	(7,439)	118,450	—	—	—	9,415
Total	22,495,331	30,025	(8,392,269)	(2,061,717)	2,158,380	3,845,882	25,815	2,893,079	20,994,526